INTANGIBLE ASSETS - Schedule of Movement in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
INTANGIBLE ASSETS - Schedule of Movement in goodwill (Details) [Line Items]
Goodwill at beginning of period	$ 128		$ 14	[1]
Acquisitions	116
Transfer and reclassification	1
Translation adjustment	(3)		(1)
Goodwill at end of period	14	[1]	15
Kyivstar
INTANGIBLE ASSETS - Schedule of Movement in goodwill (Details) [Line Items]
Goodwill at beginning of period	21		14
Acquisitions	7
Transfer and reclassification
Translation adjustment			(1)
Goodwill at end of period	14		15
Uklon
INTANGIBLE ASSETS - Schedule of Movement in goodwill (Details) [Line Items]
Goodwill at beginning of period	107
Acquisitions	109
Transfer and reclassification	1
Translation adjustment	(3)
Goodwill at end of period

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation